Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Cash Equivalents, and Restricted Cash	The following is a reconciliation of cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to the consolidated statements of cash flows (in thousands):
	As of December 31,
	2023	2022
Cash and cash equivalents	$102,512	$122,559
Restricted cash	3,962	947
Total cash and cash equivalents, and restricted cash	$106,474	$123,506

Schedule of Useful Lives for Depreciable Assets	The useful lives for depreciable assets are as follows:
Buildings	20 – 39 years
Machinery and equipment	3 – 7 years
Computer and software	3 – 5 years
Leasehold improvements	Lesser of lease term or 10 years
Capitalized software	3 – 5 years
Furniture and fixtures	5– 7 years